Provisions - Schedule of defined benefit obligation expenses recognized in the consolidated income statements, United Kingdom (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit expense in profit or loss, defined benefit plans	€ 65	€ 73	€ 76
United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	30	33	30
Interest cost (net)	(37)	(6)	(12)
Provisions or reversal of provisions, net
Cost of services provided	0	6	0
Others	0	0	(1)
Post-employment benefit expense in profit or loss, defined benefit plans	€ (7)	€ 33	€ 17